REVENUES (Tables)	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
Disclosure of revenues
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Gas Transmission	$272	$216	$530	$478
Distribution	92	79	196	164
Connections	45	23	78	55
Other	7	4	11	9
Total	$416	$322	$815	$706
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2021	2020	2021	2020
Brazil	$272	$216	$530	$478
United Kingdom	144	106	285	228
Total	$416	$322	$815	$706